Fair Value Measurements and Financial Instruments - Estimated Fair Value and Carrying Value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Reported Value Measurement | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Obligations related to finance leases (note 14c)	$ 21,453	$ 0
Reported Value Measurement | Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents and restricted cash	306,256	233,580
Estimate of Fair Value Measurement | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Obligations related to finance leases (note 14c)	23,800	0
Estimate of Fair Value Measurement | Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents and restricted cash	306,256	233,580
Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap agreements	(163,972)
Interest rate swaps | Reported Value Measurement | Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap agreements	163,972	107,074
Interest rate swaps | Estimate of Fair Value Measurement | Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap agreements	163,972	107,074
Cross currency swap agreement | Reported Value Measurement | Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap agreement	0	(4,538)
Cross currency swap agreement | Estimate of Fair Value Measurement | Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap agreement	0	(4,538)
Foreign currency forward contracts | Reported Value Measurement | Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap agreements	575	(4,650)
Foreign currency forward contracts | Estimate of Fair Value Measurement | Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap agreements	575	(4,650)
Vessels Held For Sale | Reported Value Measurement | Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant, and equipment	15,374	0
Vessels Held For Sale | Estimate of Fair Value Measurement | Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant, and equipment	15,374	0
Vessels and Equipment | Reported Value Measurement | Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant, and equipment	176,577	0
Vessels and Equipment | Estimate of Fair Value Measurement | Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant, and equipment	176,577	0
Public | Reported Value Measurement | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	(1,067,740)	(1,027,696)
Public | Estimate of Fair Value Measurement | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	(1,069,204)	(977,917)
Private | Reported Value Measurement | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	(2,111,210)	(2,070,046)
Private | Estimate of Fair Value Measurement | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	(2,136,315)	(2,082,316)
Affiliated entity | Reported Value Measurement | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Due to related parties - current (notes 11c and 11j)	(20,000)	(125,000)
Affiliated entity | Estimate of Fair Value Measurement | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Due to related parties - current (notes 11c and 11j)	$ (19,781)	$ (123,025)